Investments	12 Months Ended
Dec. 31, 2018
Investments

5. Investments

Fair values

The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

	Amortized cost	Gross unrealized		Fair value
($ in thousands)		Gains	Losses
December 31, 2018
U.S. government and agencies	$76,070	$9,394	$—	$85,464
Municipal	615,511	88,530	(118)	703,923
Corporate	3,505,786	118,034	(69,959)	3,553,861
Foreign government	128,926	7,896	—	136,822
ABS	19,906	—	(18)	19,888
RMBS	14,134	969	(24)	15,079
CMBS	6,142	197	(2)	6,337
Redeemable preferred stock	8,635	335	—	8,970

Total fixed income securities	$4,375,110	$225,355	$(70,121)	$4,530,344

December 31, 2017
U.S. government and agencies	$115,747	$12,310	$(5)	$128,052
Municipal	615,231	114,177	(75)	729,333
Corporate	3,570,015	236,659	(10,943)	3,795,731
Foreign government	166,043	13,722	—	179,765
ABS	41,725	210	(127)	41,808
RMBS	20,666	1,303	(14)	21,955
CMBS	11,855	25	(472)	11,408
Redeemable preferred stock	8,726	947	—	9,673

Total fixed income securities	$4,550,008	$379,353	$(11,636)	$4,917,725

Scheduled maturities

The scheduled maturities for fixed income securities are as follows as of December 31, 2018:

($ in thousands)	Amortized cost	Fair value
Due in one year or less	$310,224	$315,802
Due after one year through five years	1,495,331	1,516,902
Due after five years through ten years	1,502,982	1,498,622
Due after ten years	1,026,391	1,157,714

	4,334,928	4,489,040
ABS, RMBS and CMBS	40,182	41,304

Total	$4,375,110	$4,530,344

Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. ABS, RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

Net investment income

Net investment income for the years ended December 31 is as follows:

($ in thousands)	2018	2017	2016
Fixed income securities	$214,039	$228,507	$226,894
Mortgage loans	30,920	28,263	28,577
Equity securities	5,565	5,465	5,868
Limited partnership interests (1)(2)	43,365	53,917	38,485
Short-term investments	2,966	1,200	826
Policy loans	2,339	2,443	2,456

Investment income, before expense	299,194	319,795	303,106
Investment expense	(11,311)	(9,100)	(7,261)

Net investment income	$287,883	$310,695	$295,845

(1)

Due to the adoption of the recognition and measurement accounting standard on January 1, 2018, limited partnerships previously reported using the cost method are now reported at fair value with changes in fair value recognized in net investment income.

(2)	Includes net investment income of $26.4 million for EMA limited partnership interests and $17.0 million for limited partnership interests carried at fair value for 2018.

Realized capital gains and losses

Realized capital gains (losses) by asset type for the years ended December 31 are as follows:

($ in thousands)	2018	2017	2016
Fixed income securities	$(1,306)	$5,436	$(17,145)
Mortgage loans	466	1,128	—
Equity securities	(16,364)	799	(5,570)
Limited partnership interests	(3,895)	6,451	590
Derivatives	638	52,506	23,781
Short-term investments	(93)	12	(17)

Realized capital gains (losses)	$(20,554)	$66,332	$1,639

Realized capital gains (losses) by transaction type for the years ended December 31 are as follows:

($ in thousands)	2018	2017	2016
Impairment write-downs (1)	$(285)	$(5,370)	$(15,303)
Change in intent write-downs (1)	—	—	(654)

Net OTTI losses recognized in earnings	(285)	(5,370)	(15,957)
Sales (1)	(1,548)	19,196	(6,185)
Valuation of equity investments (1)(2)	(19,359)	—	—
Valuation and settlements of derivative instruments	638	52,506	23,781

Realized capital gains (losses)	$(20,554)	$66,332	$1,639

(1)

Due to the adoption of the recognition and measurement accounting standard, equity securities are reported at fair value with changes in fair value recognized in valuation of equity investments and are no longer included in impairment write-downs, change in intent write-downs and sales.

(2)	Includes valuation of equity securities and certain limited partnership interests where the underlying assets are predominately public equity securities.

Gross gains of $4.4 million and gross losses of $5.4 million were realized on sales of fixed income securities during 2018. Gross gains of $19.8 million and $14.5 million and gross losses of $8.2 million and $21.7 million were realized on sales of fixed income and equity securities during 2017 and 2016, respectively.

The following table presents the net pre-tax appreciation (decline) during 2018 of equity securities and limited partnership interests carried at fair value still held as of December 31, 2018, recognized in net income.

($ in thousands)	For the year ended December 31, 2018
Equity securities	$(12,897)
Limited partnership interests carried at fair value	16,968

Total	$4,071

OTTI losses by asset type for the years ended December 31 are as follows:

	2018			2017			2016
($ in thousands)	Gross	Included in OCI	Net	Gross	Included in OCI	Net	Gross	Included in OCI	Net
Fixed income securities:
Corporate	$—	$—	$—	$(1,481)	$—	$(1,481)	$(8,306)	$4,205	$(4,101)
RMBS	—	—	—	—	—	—	1	(1)	—
CMBS	(68)	(217)	(285)	(2,338)	893	(1,445)	(785)	452	(333)

Total fixed income securities	(68)	(217)	(285)	(3,819)	893	(2,926)	(9,090)	4,656	(4,434)
Equity securities (1)	—	—	—	(2,422)	—	(2,422)	(11,103)	—	(11,103)
Limited partnership interests (1)	—	—	—	(22)	—	(22)	(420)	—	(420)

OTTI losses	$(68)	$(217)	$(285)	$(6,263)	$893	$(5,370)	$(20,613)	$4,656	$(15,957)

(1)

Due to the adoption of the recognition and measurement accounting standard on January 1, 2018, equity securities and limited partnerships previously reported using the cost method are now reported at fair value with changes in fair value recognized in net income and are no longer included in the table above.

The total amount of OTTI losses included in AOCI at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amounts exclude $1.9 million and $1.3 million as of December 31, 2018 and 2017, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

($ in thousands)	December 31, 2018	December 31, 2017
CMBS	$(358)	$(975)

Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

($ in thousands)	2018	2017	2016
Beginning balance	$(3,192)	$(4,594)	$(1,173)
Additional credit loss for securities previously other-than-temporarily impaired	(285)	(128)	(357)
Additional credit loss for securities not previously other-than-temporarily impaired	—	(2,798)	(4,077)
Reduction in credit loss for securities disposed or collected	793	4,328	1,013

Ending balance	$(2,684)	$(3,192)	$(4,594)

The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security’s original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration of underlying collateral, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an OTTI for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in AOCI. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

Unrealized net capital gains and losses

Unrealized net capital gains and losses included in AOCI are as follows:

($ in thousands)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2018		Gains	Losses
Fixed income securities	$4,530,344	$225,355	$(70,121)	$155,234
Short-term investments	88,548	—	(4)	(4)
EMA limited partnerships (1)				(50)

Unrealized net capital gains and losses, pre-tax				155,180
Amounts recognized for:
Insurance reserves (2)				(80,628)
DAC and DSI (3)				(2,277)

Amounts recognized				(82,905)
Deferred income taxes				(15,178)

Unrealized net capital gains and losses, after-tax				$57,097

(1)

Unrealized net capital gains and losses for limited partnership interests represent the Company’s share of EMA limited partnerships’ other comprehensive income. Fair value and gross unrealized gains and losses are not applicable.

(2)

The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at lower interest rates, resulting in a premium deficiency. This adjustment primarily relates to structured settlement annuities with life contingencies (a type of immediate annuities with life contingencies).

(3)

The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

($ in thousands)	Fair value	Gross unrealized		Unrealized net gains (losses)
December 31, 2017		Gains	Losses
Fixed income securities	$4,917,725	$379,353	$(11,636)	$367,717
Equity securities	194,533	42,758	(388)	42,370
Short-term investments	88,786	—	(13)	(13)
EMA limited partnerships				(10)

Unrealized net capital gains and losses, pre-tax				410,064
Amounts recognized for:
Insurance reserves				(222,342)
DAC and DSI				(9,057)

Amounts recognized				(231,399)
Deferred income taxes				(37,520)

Unrealized net capital gains and losses, after-tax				$141,145

Change in unrealized net capital gains and losses

The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

($ in thousands)	2018	2017	2016
Fixed income securities	$(212,483)	$29,700	$41,965
Equity securities (1)	—	32,927	12,743
Short-term investments	9	(12)	(3)
EMA limited partnerships	(40)	51	(3)

Total	(212,514)	62,666	54,702
Amounts recognized for:
Insurance reserves	141,714	(165,992)	(11,943)
DAC and DSI	6,780	1,465	(4,984)

Amounts recognized	148,494	(164,527)	(16,927)
Deferred income taxes	13,445	60,664	(13,221)

(Decrease) increase in unrealized net capital gains and losses, after-tax	$(50,575)	$(41,197)	$24,554

(1)

Upon adoption of the recognition and measurement accounting standard on January 1, 2018, $42.4 million of pre-tax unrealized net capital gains for equity securities were reclassified from AOCI to retained income. See Note 2 for further details.

Portfolio monitoring

The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security whose carrying value may be other-than-temporarily impaired.

For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authorityhas made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security’s decline in fair value is considered other than temporary and is recorded in earnings.

If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security’s original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

The Company’s portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential OTTI using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company’s evaluation of OTTI for these securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.

The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.

	Less than 12 months			12 months or more			Total unrealized losses
($ in thousands)	Number of issues	Fair value	Unrealized losses	Number of issues	Fair value	Unrealized losses
December 31, 2018
Fixed income securities
Municipal	1	$9,371	$(11)	1	$4,893	$(107)	$(118)
Corporate	451	1,308,566	(40,510)	123	480,729	(29,449)	(69,959)
ABS	1	10,010	(9)	1	9,878	(9)	(18)
RMBS	90	1,086	(5)	19	826	(19)	(24)
CMBS	—	—	—	1	113	(2)	(2)

Total fixed income securities	543	$1,329,033	$(40,535)	145	$496,439	$(29,586)	$(70,121)

Investment grade fixed income securities	309	$1,111,745	$(27,375)	122	$470,388	$(26,471)	$(53,846)
Below investment grade fixed income securities	234	217,288	(13,160)	23	26,051	(3,115)	(16,275)

Total fixed income securities	543	$1,329,033	$(40,535)	145	$496,439	$(29,586)	$(70,121)

December 31, 2017
Fixed income securities
U.S. government and agencies	2	$39,867	$(5)	—	$—	$—	$(5)
Municipal	1	4,925	(75)	—	—	—	(75)
Corporate	147	527,594	(4,216)	47	191,534	(6,727)	(10,943)
ABS	4	24,836	(127)	—	—	—	(127)
RMBS	47	1,720	(10)	24	216	(4)	(14)
CMBS	—	—	—	2	8,325	(472)	(472)
Redeemable preferred stock	1	1	—	—	—	—	—

Total fixed income securities	202	598,943	(4,433)	73	200,075	(7,203)	(11,636)
Equity securities	63	7,294	(330)	3	759	(58)	(388)

Total fixed income and equity securities	265	$606,237	$(4,763)	76	$200,834	$(7,261)	$(12,024)

Investment grade fixed income securities	137	$532,387	$(3,093)	64	$185,093	$(6,447)	$(9,540)
Below investment grade fixed income securities	65	66,556	(1,340)	9	14,982	(756)	(2,096)

Total fixed income securities	202	$598,943	$(4,433)	73	$200,075	$(7,203)	$(11,636)

As of December 31, 2018, $68.7 million of the $70.1 million unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $68.7 million, $53.9 million are related to unrealized losses on investment grade fixed income securities. Of the remaining $14.8 million, $12.8 million have been in an unrealized loss position for less than 12 months. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody’s, a rating of AAA, AA, A or BBB from S&P Global Ratings (“S&P”), a comparable rating from another nationally recognized rating agency, or a comparable internal rating if an externally provided rating is not available. Market prices for certain securities may have credit spreads which imply higher or lower credit quality than the current third party rating. Unrealized losses on investment grade securities are principally related to an increase in market yields which may include increased risk-free interest rates and/or wider credit spreads since the time of initial purchase. The unrealized losses are expected to reverse as the securities approach maturity.

As of December 31, 2018, the remaining $1.5 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost and are related to below investment grade fixed income securities.

ABS, RMBS and CMBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities’ positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, and (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread. Municipal bonds in an unrealized loss position were evaluated based on the underlying credit quality of the primary obligor, obligation type and quality of the underlying assets.

As of December 31, 2018, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.

Limited partnerships

Investments in limited partnership interests include interests in private equity funds, real estate funds and other funds. As of December 31, 2018 and 2017, the carrying value of EMA limited partnerships totaled $278.1 million and $282.8 million, respectively, and the limited partnerships carried at fair value as of December 31, 2018, while at cost method as of December 2017, totaled $104.8 million and $80.5 million, respectively. Principal factors influencing carrying value appreciation or decline include operating performance, comparable public company earnings multiples, capitalization rates and the economic environment. For EMA limited partnerships, the Company recognizes an impairment loss when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. Changes in fair value limited partnerships are recorded through net investment income and therefore are not tested for impairment.

Mortgage loans

The Company’s mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located across the United States and totaled, net of valuation allowance, $696.1 million and $629.1 million as of December 31, 2018 and 2017, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower.

The following table shows the principal geographic distribution of commercial real estate represented in the Company’s mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

(% of mortgage loan portfolio carrying value)	2018	2017
California	18.4%	19.4%
Texas	16.1	14.5
North Carolina	8.8	5.0
New Jersey	6.6	8.5
Nevada	6.3	3.8
Illinois	6.1	5.7

The types of properties collateralizing the mortgage loans as of December 31 are as follows:

(% of mortgage loan portfolio carrying value)	2018	2017
Apartment complex	31.3%	26.3%
Office buildings	27.2	28.2
Retail	17.3	19.3
Warehouse	15.7	16.5
Other	8.5	9.7

Total	100.0%	100.0%

The contractual maturities of the mortgage loan portfolio as of December 31, 2018 are as follows:

($ in thousands)	Number of loans	Carrying value	Percent
2019	1	$10,000	1.4%
2020	6	27,402	3.9
2021	11	69,528	10.0
2022	13	84,178	12.1
Thereafter	68	504,954	72.6

Total	99	$696,062	100.0%

Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan’s expected future repayment cash flows discounted at the loan’s original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell or present value of the loan’s expected future repayment cash flows. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2018.

Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company’s credit monitoring process.

The following table reflects the carrying value of non-impaired mortgage loans summarized by debt service coverage ratio distribution as of December 31.

	2018			2017
($ in thousands) Debt service coverage ratio distribution	Fixed rate mortgage loans	Variable rate mortgage loans	Total	Fixed rate mortgage loans	Variable rate mortgage loans	Total
Below 1.0	$—	$—	$—	$—	$—	$—
1.0 - 1.25	25,447	—	25,447	50,411	—	50,411
1.26 - 1.50	189,063	—	189,063	172,800	—	172,800
Above 1.50	453,153	28,399	481,552	405,931	—	405,931

Total non-impaired mortgage loans	$667,663	$28,399	$696,062	$629,142	$—	$629,142

Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

There were no impaired mortgage loans and no valuation allowances as of December 31, 2018 or 2017. Payments on all mortgage loans were current as of December 31, 2018, 2017 and 2016.

Municipal bonds

The Company maintains a diversified portfolio of municipal bonds which totaled $703.9 million and $729.3 million as of December 31, 2018 and 2017, respectively. The municipal bond portfolio includes general obligations of state and local issuers and revenue bonds (including pre refunded bonds, which are bonds for which an irrevocable trust has been established to fund the remaining payments of principal and interest). The following table shows the principal geographic distribution of municipal bond issuers represented in the Company’s portfolio as of December 31. No other state represents more than 5% of the portfolio.

(% of municipal bond portfolio carrying value)	2018	2017
California	28.1%	27.7%
Texas	12.2	11.9
Oregon	7.6	7.2
Illinois	5.9	5.8

Short-term investments

Short-term investments, including money market funds, commercial paper, U.S. Treasury bills and other short-term investments, are carried at fair value. As of December 31, 2018 and 2017, the fair value of short-term investments totaled $88.5 million and $88.8 million, respectively.

Policy loans

Policy loans are carried at unpaid principal balances. As of December 31, 2018 and 2017, the carrying value of policy loans totaled $39.4 million and $39.6 million, respectively.

Other investments

Other investments consist of derivatives. Derivatives are carried at fair value. As of December 31, 2018 and 2017, the fair value of derivatives totaled $653 thousand and $3.1 million, respectively.

Concentration of credit risk

As of December 31, 2018, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company’s shareholder’s equity, other than the U.S. government and its agencies.

Securities loaned

The Company’s business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2018 and 2017, fixed income and equity securities with a carrying value of $66.6 million and $57.4 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $286 thousand, $235 thousand and $306 thousand in 2018, 2017 and 2016, respectively.

Other investment information

Included in fixed income securities are below investment grade assets totaling $279.2 million and $311.3 million as of December 31, 2018 and 2017, respectively.

As of December 31, 2018, fixed income securities with a carrying value of $2.2 million were on deposit with regulatory authorities as required by law.

As of December 31, 2018, there were no fixed income securities or other investments that were non-income producing.